Earnouts	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnouts [Abstract]
Earnouts

15.    Earnouts

At the closing of the Business Combination, the Company issued 1,937,500 Earnout Shares in the form of Class A Common Stock and 75,562,500 Earnout Shares in the form of Class B Common Stock. The Earnout Shares were placed into an escrow account for the benefit of certain holders pursuant to the Merger Agreement.

Earnout Shares were deposited into escrow at the Closing and will be earned, released and delivered upon satisfaction of certain milestones related to the EBITDA of the Company and the gross revenue of the Company during periods between July 1, 2023 and December 31, 2024 and the volume weighted average closing sale price of the Company’s shares of Class A Common Stock during the five-year period beginning on the one-year anniversary of the Acquisition Merger and ending on the six-year anniversary of the Acquisition Merger.

The Earnout Shares are classified as a liability and measured at fair value, with changes in fair value included in the unaudited condensed consolidated statements of operations and comprehensive income (loss).

The fair value of the earnout liability was $370.0 million and $488.6 million as of March 31, 2024 and December 31, 2023, respectively. For the three months ended March 31, 2024, the Company recognized $118.6 million of gain related to the change in fair value of earnout liabilities included in Change in fair value of earnout liabilities in the unaudited condensed consolidated statement of operations and comprehensive income (loss). See Note 12 — Fair value measurement.

20.    Earnouts

At the closing of the Business Combination, the Company issued 1,937,500 Earnout Shares in the form of Class A Common Stock and 75,562,500 Earnout Shares in the form of Class B Common Stock. The Earnout Shares were placed into an escrow account for the benefit of certain holders pursuant to the Merger Agreement.

Earnout Shares were deposited into escrow at the Closing and will be earned, released and delivered upon satisfaction of certain milestones related to the Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”) of the Company and the gross revenue of the Company during periods between July 1, 2023 and December 31, 2024 and the volume weighted average closing sale price of the Company’s shares of Class A Common Stock during the five-year period beginning on the one-year anniversary of the Acquisition Merger and ending on the six-year anniversary of the Acquisition Merger.

The Earnout Shares are classified as a liability and measured at fair value, with changes in fair value included in the consolidated statements of operations and comprehensive loss.

As of December 31, 2023, the fair value of the earnout liability was $488.6 million. For the year ended December 31, 2023, the Company recognized $345.4 million of losses related to the change in fair value of earnout liabilities included in Change in fair value of earnout liabilities in the consolidated statements of operations and comprehensive loss. See Note 17 — Fair value measurement.